ALLOWANCE FOR DOUBTFUL ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2018
Allowances for accounts receivable, trade
ALLOWANCE FOR DOUBTFUL ACCOUNTS
Schedule of allowances

	Years Ended December 31,
	2016	2017	2018
	$	$	$
Beginning of the year	28,156	26,119	32,941
Allowances made (reversed) during the year, net	(854)	5,345	869
Accounts written-off against allowances	(47)	(174)	(297)
Foreign exchange effect	(1,136)	1,651	(780)
Closing balance	26,119	32,941	32,733

Allowances for advances to suppliers
ALLOWANCE FOR DOUBTFUL ACCOUNTS
Schedule of allowances

	Years Ended December 31,
	2016	2017	2018
	$	$	$
Beginning of the year	28,629	19,527	18,762
Allowances made (reversed) during the year, net	(5,427)	(833)	2,287
Accounts written-off against allowances	(3,644)	—	—
Foreign exchange effect	(31)	68	(123)
Closing balance	19,527	18,762	20,926

Allowances for other receivables
ALLOWANCE FOR DOUBTFUL ACCOUNTS
Schedule of allowances

	Years Ended December 31,
	2016	2017	2018
	$	$	$
Beginning of the year	3,885	9,251	10,349
Allowances made (reversed) during the year, net	5,954	549	(175)
Foreign exchange effect	(588)	549	(470)
Closing balance	9,251	10,349	9,704